CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Retained Earnings Cumulative effect of change in accounting principles		Retained Earnings Cumulative effect, period of adoption, adjusted balance	Accumulated other comprehensive income (loss) [2]	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of period at Mar. 31, 2020		¥ 5,827,500	¥ 2,700,774	¥ (124,636)	[1]	¥ 2,576,138	¥ (9,494)	¥ (6,415)		¥ 663,259
Purchases of treasury stock								(1,995)
Performance-based stock compensation program		(553)
Change in ownership interests in consolidated subsidiaries		(520)
Disposal of treasury stock								1,386
Net income attributable to MHFG shareholders	¥ 315,886		315,886
Change during period	142,550						143,331
Other			(80)
Transactions between the MHFG Group and the noncontrolling interest shareholders										(356,311)
Dividends paid to noncontrolling interests										(10,284)
Dividends declared			(95,208)
Net income attributable to noncontrolling interests	(94,194)									94,194
Other										(781)
Balance at end of fiscal year at Sep. 30, 2020	9,140,053	5,826,427	2,796,736				133,837	(7,024)	¥ 8,749,976	390,077
Balance at beginning of period at Mar. 31, 2021	9,688,157	5,826,863	2,967,385	¥ 0		¥ 2,967,385	318,114	(7,124)		582,919
Purchases of treasury stock								(2,647)
Performance-based stock compensation program		(538)
Change in ownership interests in consolidated subsidiaries		(9,960)
Disposal of treasury stock								1,607
Net income attributable to MHFG shareholders	312,657		312,657
Change during period	38,196						37,671
Other			(52)
Transactions between the MHFG Group and the noncontrolling interest shareholders										89,808
Dividends paid to noncontrolling interests										(10,807)
Dividends declared			(95,201)
Net income attributable to noncontrolling interests	(30,921)									30,921
Other										525
Balance at end of fiscal year at Sep. 30, 2021	¥ 10,042,141	¥ 5,816,365	¥ 3,184,789				¥ 355,785	¥ (8,164)	¥ 9,348,775	¥ 693,366

[1]	These amounts resulted from the adoption of ASU No.2016-13, “Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” and subsequent amendments. See Note 1 “Basis of presentation” for further details.
[2]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”